Financial Highlights (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Investment Company [Abstract]
Net asset value, beginning of period		$ 2.39	$ 6.15
Net investment income	[1]	0.02	0.12
Net realized gains (losses)	[1]	(0.01)	0.05
Net change in unrealized depreciation	[2]	0	(0.15)
Net increase resulting from operations		0.01	0.02
Distributions from net investment income	[3]	(0.03)	(0.14)
Distributions representing return of capital	[3]	(1.04)	(1.42)
Net decrease resulting from distributions	[3]	(1.07)	(1.56)
Net asset value, end of period		$ 1.33	$ 4.61
Total investment return	[4]	0.10%	0.03%
Net assets, end of period		$ 34,046	$ 117,932	$ 61,273
Average net assets	[5]	$ 50,054	$ 139,057
Common Shares outstanding, end of period		25,594,125	25,594,125	25,594,125
Weighted average Common Shares outstanding		25,594,125	25,594,125
Total expenses	[5]	2.23%	1.61%
Net investment income	[5]	1.28%	2.18%
Portfolio turnover rate	[5],[6]	17.74%	1.50%

[1]	The per Common Share data was derived by using the weighted average Common Shares outstanding during the period presented.
[2]	The amount shown at this caption is the balancing figure derived from the other figures in the schedule. The amount shown at this caption for a Common Share outstanding throughout the period may not agree with the change in the aggregate appreciation and depreciation in portfolio securities for the period because of the timing of sales of the Master Fund’s Common Shares in relation to fluctuating market values for the portfolio.
[3]	The per Common Share data for distributions is the actual amount of distributions declared per Common Share outstanding during the entire period; distributions per Common Share are rounded to the nearest $0.01. For income tax purposes, distributions made to shareholders are reported as ordinary income, capital gains, non-taxable return of capital or a combination thereof, based on taxable income calculated in accordance with income tax regulations which may differ from amounts determined under GAAP. As of June 30, 2023, the Master Fund estimated distributions to be composed mostly of return of capital. The final determination of the tax character of distributions will not be made until we file our tax return.
[4]	Total investment return is based on (i) the purchase of Common Shares at net asset value on the first day of the period, (ii) the sale at the net asset value per Common Share on the last day of the period, of (A) all purchased Common Shares plus (B) any fractional Common Shares issued in connection with the reinvestment of distributions and (iii) distributions payable relating to the ownership of Common Shares, if any, on the last day of the period. The total investment return calculation assumes that cash distributions are reinvested concurrent with the issuance of Common Shares at the most recent transaction price on or prior to each distribution payment date. Since there is no public market for the Master Fund’s Common Shares, then the terminal sales price per Common Share is assumed to be equal to net asset value per Common Share on the last day of the period. Total investment return is not annualized. The Master Fund’s performance changes over time and currently may be different than that shown above. Past performance is no guarantee of future results.
[5]	The computation of average net assets, average outstanding borrowings and average value of portfolio securities during the period is based on averaging the amount on the first day of the first month of the period and the last day of each month during the period.
[6]	Portfolio turnover is calculated as the lesser of (i) purchases of portfolio securities or (ii) the aggregate total of sales of portfolio securities plus any repayments received divided by the monthly average of the value of investment portfolio owned by the Master Fund during the period.